Trade and Other Receivables - Summary of Reconciliation of Changes in the Allowance for Impairment of Trade Receivables (Parenthetical) (Detail) - Trade Receivables Past Due and Impaired [Member] - Trade Receivables [Member] - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets That Are Either Past Due Or Impaired [Line Items]
Increase (decrease) in allowance for impairment of trade receivables	$ 316,004	$ 211,536
Percentage of increase in impairment loss	49.00%
Effects of higher level distribution subsidiaries	$ 112,133
Effects of conversion of different foreign currencies	$ (14,983)